Inventories, Net	6 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 6 – INVENTORIES, NET

Inventories, net, consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Raw materials	$289,437	$119,405
Finished goods	234,711	276,407
Transfer finished goods	11,140	-
Subtotal	535,288	395,812
Less: Inventory allowance	(253,635)	(259,621)
Inventories, net	$281,653	$136,191

Inventories include raw material and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.